Derivative Instruments - Fair Values of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010	Jun. 30, 2013
Derivative [Line Items]
Liability Derivatives	$ 45,724	$ 51,576		$ 31,053
Amount of gain or (loss) recognized in income on derivative	1,635	913	(8,277)
Interest Rate Swaps [Member] | Derivatives in ASC 815 Cash Flow Hedging Relationships [Member]
Derivative [Line Items]
Amount of gain or (loss) recognized in other comprehensive income ("OCI") on derivative (effective portion)	5,832	13,829	(20,801)
Interest Rate Swaps [Member] | Derivatives in ASC 815 Cash Flow Hedging Relationships [Member] | Gain (Loss) On Derivative Instruments [Member]
Derivative [Line Items]
Amount of gain or (loss) recognized in income on derivative	1,635	913	(8,277)
Interest Rate Swaps [Member] | Derivatives in ASC 815 Cash Flow Hedging Relationships [Member] | Interest Income (Expense) [Member]
Derivative [Line Items]
Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)	(28,771)	(29,560)	(38,209)
Interest Rate Swaps [Member] | Derivatives in ASC 815 Cash Flow Hedging Relationships [Member] | Other Income (Expense) [Member]
Derivative [Line Items]
Amount of gain or (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	20	85	(167)
Interest Rate Swaps [Member] | Derivative designed as hedging instruments under ASC 815 [Member] | Derivative Instruments [Member]
Derivative [Line Items]
Liability Derivatives	$ 45,724	$ 51,576